Average Annual Total Returns - Western Asset SMASh Series M Fund	Jun. 30, 2021
Bloomberg Barclays U.S. Fixed-Rate Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	3.87%
5 Years	3.06%
10 Years	3.02%
SMASh Series M Fund
Average Annual Return:
1 Year	12.87%
5 Years	6.48%
10 Years	5.99%
SMASh Series M Fund | After Taxes on Distributions
Average Annual Return:
1 Year	10.40%
5 Years	4.58%
10 Years	4.19%
SMASh Series M Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.18%
5 Years	4.30%
10 Years	3.95%